Deferred income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred income taxes
10.	Deferred income taxes

Temporary differences and loss carry forwards that give rise to deferred income tax assets and liabilities as at December 31, 2011 and 2010 are as follows:

	2011	2010

Deferred income tax assets (liabilities):

Property, plant and equipment	$(75)	$(135)
Tax losses carried forward	4,061	4,866
	3,986	4,731
Less: valuation allowance	(3,986)	(4,731)
	$-	$-

The majority of the above differences relate to the Company’s farming operations, which are taxable on a cash basis under Canadian tax law and allow for taxable adjustments of inventory and ginseng crops at the discretion of the Company.

The provision for income taxes has been calculated as follows:

	2011	2010	2009

Canadian statutory tax rate:	28.25%	31.00%	33.00%

Income taxes payable at the Canadian statutory tax rate	$852	$390	$57

Adjustments:
Foreign tax rate differential	(11)	10	(10)
Change in future income tax rates	-	35	1,477
Other	(96)	(10)	22
Reduction in the valuation allowance	(745)	(425)	(1,546)
	$-	$-	$-

The Company’s foreign subsidiaries have tax losses available for carry forward of approximately $728,000 to reduce future taxable income, subject to the approval of the tax authorities, which can be carried forward indefinitely. The Company and domestic subsidiaries have tax losses available for carry forward of approximately $15,781,000 which can be applied to reduce future taxable income and expire at various times over the next three to twenty years.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars